FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notes payable		$ 13,650		$ 13,650	$ 14,500
Fair value of debt		13,200		13,200	13,300
Equity method investments		92		92	99
Investments without readily determinable fair value		58		$ 58	86
Impairment charges on equity-method investment		40				$ 16
Gain (loss) from investments		(40)	$ 0		(17)	$ 168
Foreign exchange contract
Derivative [Line Items]
Loss on derivative					5
Foreign exchange contract | Cash Flow Hedging
Derivative [Line Items]
Maximum derivative contract term (up to)				24 months
Notional amount of derivative		3,140		$ 3,140	2,750
Foreign exchange contract | Cash Flow Hedging | Future Production Costs
Derivative [Line Items]
Notional amount of derivative		2,740		2,740	2,390
Foreign exchange contract | Cash Flow Hedging | Other Foreign Currency
Derivative [Line Items]
Notional amount of derivative		$ 407		$ 407	$ 358
SkyShowtime
Derivative [Line Items]
Ownership interest (in percent)		50.00%		50.00%
Viacom18
Derivative [Line Items]
Ownership interest (in percent)						49.00%
Ownership interest sold (in percent)	13.00%
Aggregate purchase price	$ 508
Gain (loss) from investments	$ (13)					$ 168
Ownership interest after dilution (in percent)						13.00%